Investments in Associates and Joint Ventures - Investments in Associates and Joint Ventures Accounted for using the Equity Method (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of investments in associates and joint ventures [Line Items]
Investments in associates, carrying amount	₩ 1,883,579	₩ 2,188,096
Investments in joint ventures, carrying amount	5,710	9,255
Investments in associates and joint ventures	₩ 1,889,289	₩ 2,197,351	₩ 14,354,113
Finnq Co. Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Joint ventures, Country	Korea
Joint ventures, Ownership (%)		49.00%
Investments in joint ventures, carrying amount	₩ 0	₩ 7,255
Investments in associates and joint ventures		₩ 7,255	13,342
UTC Kakao SK Telecom ESG Fund [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Joint ventures, Country	Korea
Joint ventures, Ownership (%)	48.20%	48.20%
Investments in joint ventures, carrying amount	₩ 5,710	₩ 2,000
Investments in associates and joint ventures	₩ 5,710	₩ 2,000
SK China Company Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	China
Associates, Ownership (%)	27.30%	27.30%
Investments in associates, carrying amount	₩ 879,527	₩ 793,754
Investments in associates and joint ventures	₩ 879,527	₩ 793,754	555,133
Korea IT fund [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Korea
Associates, Ownership (%)	63.30%	63.30%
Investments in associates, carrying amount	₩ 324,860	₩ 339,976
Investments in associates and joint ventures	₩ 324,860	₩ 339,976	323,294
HanaCard Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Korea
Associates, Ownership (%)		15.00%
Investments in associates, carrying amount		₩ 349,866
UniSK [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	China
Associates, Ownership (%)	49.00%	49.00%
Investments in associates, carrying amount	₩ 20,839	₩ 19,156
Investments in associates and joint ventures	₩ 20,839	₩ 19,156	15,700
SK Technology Innovation Company [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Cayman Islands
Associates, Ownership (%)	49.00%	49.00%
Investments in associates, carrying amount	₩ 69,375	₩ 86,301
Investments in associates and joint ventures	₩ 69,375	₩ 86,301	41,579
SK MENA Investment B.V. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Netherlands
Associates, Ownership (%)	32.10%	32.10%
Investments in associates, carrying amount	₩ 14,296	₩ 15,343
Investments in associates and joint ventures	₩ 14,296	₩ 15,343	14,043
SK Latin America Investment SA [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Spain
Associates, Ownership (%)	32.10%	32.10%
Investments in associates, carrying amount	₩ 11,961	₩ 14,004
Investments in associates and joint ventures	₩ 11,961	₩ 14,004	13,930
SK South East Asia Investment Pte. Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Singapore
Associates, Ownership (%)	20.00%	20.00%
Investments in associates, carrying amount	₩ 357,537	₩ 348,782
Pacific Telecom Inc [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	USA
Associates, Ownership (%)	15.00%	15.00%
Investments in associates, carrying amount	₩ 48,542	₩ 43,789
Investments in associates and joint ventures	₩ 48,542	₩ 43,789	39,723
SM. Culture & Contents Co., Ltd [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Korea
Associates, Ownership (%)	23.10%	23.10%
Investments in associates, carrying amount	₩ 59,611	₩ 60,261
Investments in associates and joint ventures	₩ 59,611	₩ 60,261	62,248
Digital Games International Pte Ltd [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Singapore
Associates, Ownership (%)		33.30%
Investments in associates, carrying amount		₩ 2,208
Investments in associates and joint ventures		₩ 2,208	6,449
Invites Healthcare Co Ltd [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Korea
Associates, Ownership (%)	31.10%	27.10%
Investments in associates, carrying amount		₩ 26,474
Investments in associates and joint ventures		₩ 26,474	25,536
Nam Incheon Broadcasting Co Ltd [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Korea
Associates, Ownership (%)	27.30%	27.30%
Investments in associates, carrying amount	₩ 13,575	₩ 12,525
Investments in associates and joint ventures	₩ 13,575	₩ 12,525	10,902
Home Choice Corp [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Korea
Associates, Ownership (%)	17.80%	17.80%
Investments in associates, carrying amount	₩ 4,456	₩ 3,052
Investments in associates and joint ventures	4,456	3,052	3,585
12CM JAPAN and others [member]
Disclosure of investments in associates and joint ventures [Line Items]
Investments in associates, carrying amount	69,734	68,966
Investments in associates and joint ventures	₩ 69,734	₩ 68,966	64,485
Konan Technology Inc [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Korea
Associates, Ownership (%)	20.80%	26.50%
Investments in associates, carrying amount	₩ 8,366	₩ 3,639
Investments in associates and joint ventures	₩ 8,366	₩ 3,639	₩ 1,265
CMES Inc. [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Korea
Associates, Ownership (%)	7.70%
Investments in associates, carrying amount	₩ 900
Investments in associates and joint ventures	₩ 900